Investment Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Security	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Federal Reserve stock owned by Company | $	$ 508,000	$ 507,000
Federal Home Loan Bank stock (FHLB) | $	559,000	545,000
Securities available for sale pledged as collateral on public deposits | $	$ 75,500,000	$ 74,800,000	$ 68,800,000
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	1
Number of available for sale securities related to unrealized losses		2
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	6
Number of available for sale securities related to unrealized losses more than twelve months	15
Number of securities related to unrealized losses	1	1
Number of available for sale securities related to unrealized losses		23
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	4
Number of available for sale securities related to unrealized losses more than twelve months	12
Number of available for sale securities related to unrealized losses		14
Available for sale securities | $	$ 0
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	1
Number of available for sale securities related to unrealized losses more than twelve months	7
Number of securities related to unrealized losses	5	8
Number of available for sale securities related to unrealized losses		7
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses		1